Financial instruments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Abstract]
Provision Impairment Accounts receivable at the beginning of the Period	$ 32,707	$ 32,634
(Decrease) increase impairment of accounts receivable	(4,684)	1,057
Use of Provision Applied to Accounts Receivable	(750)	(984)
Impairment of Accounts Receivable Provision at the end of the Period	27,273	32,707
Trade and Other Receivables Provision	14,321	16,192
Current other Receivables Provision	5,407	5,192
Provision Trade payables due to related parties, current	7,545	11,323
Recovery of Insurance	347	320
Impairment of Accounts Receivable Provision	27,273	32,707
Renegotiated Provision	1,728	1,905
Non-renegotiated Provision	$ 25,545	$ 30,802